Form N-1A Cover	Mar. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price Summit Municipal Funds, Inc.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 20, 2026
Prospectus Date	Jan. 01, 2026